Property and Equipment Leased Wireless Devices (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Leases, Operating [Abstract]
Depreciation expense for leased devices	$ 1,500	$ 312
Property Subject to or Available for Operating Lease, Net [Abstract]
Leased wireless devices, gross	2,624	2,236
Accumulated depreciation	(1,193)	(263)
Leased wireless devices, net	1,431	$ 1,973
Operating Leases, Future Minimum Payments Receivable [Abstract]
2017	710
2018	92
Total	$ 802